Summary of Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
	Feb. 18, 2025	Dec. 31, 2025 USD ($) Segment Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
ADS to ordinary share ratio	0.05
Number of operating segments aggregated to form reportable segments | Segment		0
Realizing period of current asset		12 months
Cash or cash equivalent unless restricted settling liability period		12 months
Settling period of current liability		12 months
Customer distribution costs		$ 56,600	$ 50,700	$ 51,700
Deferring settlement period of current liability		12 months
Short term lease term		12 months or less
Employee benefits settlement period		within 12 months
Premium expenses		$ 10,537	8,871	$ 9,542
Employee stock options (ESOPs) and Restricted Stock Units (RSUs)
Significant Accounting Policies [Line Items]
Awards vesting description		The awards only have a service condition whereby the awards vest in 12-month installments over 36 months. Each of the installments are treated as separate awards which are expensed on a linear basis for each installment period i.e., 12 months, 24 months, and 36 months; this will result in a front-loaded IFRS 2 charge.
Number of installments | Installment		12
Vesting period		36 months
Alecta
Significant Accounting Policies [Line Items]
Expected premiums		$ 1,000
Premium expenses		$ 1,000	$ 800
Preliminary percentage of collective consolidation level		167.00%
Trademarks, Patents and Similar Rights
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life		5 years
Bottom of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level		125.00%
Bottom of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life		3 years
Top of Range | Alecta
Significant Accounting Policies [Line Items]
Percentage of insurance obligations in collective consolidation level		170.00%
Top of Range | Capitalized Development Expenditure
Significant Accounting Policies [Line Items]
Intangible assets, estimated useful life		5 years